Description of the Business and Risks and Uncertainties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Description of the Business and Risks and Uncertainties
Proceeds From Sale of Assets (Liabilities), Net	$ 5,160
Transaction costs	$ 1,024